Other Accrued Expenses - Schedule of Reconciliation of Changes in Return Reserves (Parenthetical) (Detail) (Brake North America and Asia group [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Brake North America and Asia group [Member]
Accrued Expenses [Line Items]
Amounts charged to revenue	$ 15	$ 22	$ 22
Returns processed	21	24	22
Return reserve included (excluded)in Brake North America and Asia group		$ 6	$ 8	$ 8